Federated Hermes International Equity Fund Investment Strategy - Federated Hermes International Equity Fund	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund primarily invests in a portfolio of equity securities that are tied economically to a number of countries throughout the world, and typically invests in three or more countries outside of the United States (U.S.). The Fund has broad discretion to invest in issuers located or doing business throughout the world, including in both developed and emerging markets. The Fund targets a limit of a 10% overweight position to developing or emerging markets (the countries within the Americas, Europe, the Middle East, Africa, Asia and Australasia not represented in the MSCI World Index as developed markets) as compared to the exposure of the MSCI ACWI ex USA Index to such countries. More than 25% of the Fund’s assets may be invested in the equity securities of issuers located in the same country. The Fund may invest in companies of any capitalization. The Fund’s investments in equity securities may include, for example, common stocks, American Depositary Receipts or other U.S. listings of foreign common stocks and other mutual funds. The Fund may use other mutual funds, closed-end funds and derivative instruments to gain broad exposure to markets and/or a particular index, including, but not limited to, Federated Hermes International Growth Fund (the “Underlying Fund”), an open-end mutual fund advised by the Fund’s investment adviser, Federated Global Investment Management Corp. (the “Adviser”), using the same portfolio management team and strategies as the Fund’s International Growth Component (as defined below). It is expected that the Fund’s investment in the Underlying Fund will be a substantial portion of the Fund’s International Growth Component (as defined below). Derivative instruments include, but are not limited to, financial futures, as well as currency futures and currency forward contracts. The Fund may use derivative contracts to increase or decrease the portfolio’s exposure to the investment(s) underlying the derivative instruments in an attempt to benefit from changes in the value of the underlying investment(s), to obtain premiums from the sale of derivative contracts, to realize gains from trading a derivative contract or to hedge against potential losses. There can be no assurance that the Fund’s use of derivative contracts will work as intended. Derivative investments made by the Fund are included within the Fund’s 80% policy (as described below) and are calculated at market value. As part of the Fund’s principal investment strategy, the Adviser will allocate the Fund’s assets between a growth strategy (“International Growth Component”) and a value strategy (“International Value Component”). The Adviser does not maintain a target allocation of the Fund’s assets between the International Growth Component and International Value Component, and the Fund’s asset allocation will fluctuate from time to time at the Adviser’s discretion. The Adviser considers, among other factors, a company’s valuation, competitive position or growth prospects when deciding whether to buy or sell investments for the Fund’s portfolio.The Fund utilizes an active trading approach. The Adviser may choose to sell a holding when, for example, in the Adviser’s view, it no longer represents an attractive investment or to take advantage of what it considers to be a better investment opportunity. The Fund will invest its assets so that, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) are invested in equity investments. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would permit the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in equity investments.